Stock Awards and Stock-based Compensation - (Details) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 08, 2020	Nov. 13, 2020	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 18, 2020
Options Outstanding
Beginning balance				1,975,010			1,975,010	1,734,029	1,734,029	53,555
Options granted		1,408,240			1,719,364				261,736
Options canceled and forfeited					(38,890)				(20,755)
Ending balance									1,975,010	1,734,029	53,555
Options vested and exercisable									1,975,010
Weighted Average Exercise Price
Beginning balance				$ 1.28			$ 1.28	$ 1.26	$ 1.26	$ 0.93
Options granted					$ 1.26				1.51
Options canceled and forfeited					$ 1.32				0.77
Ending balance									1.28	$ 1.26	$ 0.93
Options vested and exercisable									$ 1.28
Weighted Average Remaining Contractual Life (in years)
Outstanding									2 years 5 months 1 day	3 years 2 months 15 days	2 years 3 months 3 days
Options vested and exercisable									2 years 5 months 1 day
Aggregate Intrinsic Value
Outstanding									$ 5,365,737	$ 527,450	$ 33,866
Options vested and exercisable									$ 5,365,737
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,408,240			1,719,364				261,736
Aggregate intrinsic value of options exercised			$ 19,000			$ 0	$ 19,000	$ 0	$ 0	$ 0
Weighted average grant-date fair value of options granted per share							$ 2.39	$ 1.59	$ 1.91	$ 0.41
Weighted average grant-date fair value of options granted amount			44,000			229,000	$ 44,000	$ 229,000	$ 500,000,000	$ 710,000
Total stock-based compensation expense			459,646			657,928	747,432	830,039	2,780,639	2,517,555
Stock-based compensation							747,432	830,039	$ 2,780,639	2,517,555
Accrual of cash bonus to cover the issue value of shares	$ 499,000
Stock options that were earned, outstanding, and exercisable									1,975,010
Common stock grants that were earned but not yet issued									168,502
Restricted Stock Units ("RSUs") granted but not yet vested									634,502
Unrecognized stock compensation related to the RSUs									$ 316,000
Grants | Board members
Aggregate Intrinsic Value
Stock based awards granted			1,000			0	4,000	0	141,000	42,000
Grants | Various Employees [Member]
Aggregate Intrinsic Value
Stock based awards granted			$ 73,000			117,000	$ 221,000	201,000	$ 369,000	174,000,000
Options
Options Outstanding
Beginning balance			1,940,222	1,975,010			1,975,010
Options granted			9,308				18,118
Options exercised			16,757				60,335
Ending balance			1,932,773	1,940,222			1,932,773		1,975,010
Options vested and exercisable			1,932,773				1,932,773
Weighted Average Exercise Price
Beginning balance			$ 1.28	$ 1.28			$ 1.28
Options granted			0.64				0.66
Options exercised			1.21				1.37
Ending balance			1.28	$ 1.28			1.28		$ 1.28
Options vested and exercisable			$ 1.28				$ 1.28
Weighted Average Remaining Contractual Life (in years)
Outstanding			1 year 10 months 24 days	2 years 1 month 28 days			1 year 10 months 24 days		2 years 5 months 1 day
Options vested and exercisable			1 year 10 months 24 days				1 year 10 months 24 days
Aggregate Intrinsic Value
Outstanding			$ 787,384	$ 1,932,566			$ 787,384		$ 5,365,737
Options vested and exercisable			$ 787,384				$ 787,384
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			9,308				18,118
Stock not yet issued			225,336				225,336
Stock-based compensation	$ 1,600,000
Options | Board members
Aggregate Intrinsic Value
Stock based awards granted			$ 0			0	$ 0	0	114,000	0
Options | Various Employees [Member]
Aggregate Intrinsic Value
Stock based awards granted			$ 14,000			148,000	$ 43,000	229,000	500,000	692,000
Options | Class A Common Stock | TSIH
Aggregate Intrinsic Value
Allocation of of Class A Shares of Common Stock held by TSIH to various employees												$ 1,033,335
RSU
Aggregate Intrinsic Value
Stock not yet issued			169,422				169,422
Restricted Stock Units ("RSUs") granted but not yet vested							1,230,343
Unrecognized stock compensation related to the RSUs							$ 1,630,000
RSU | Board members
Aggregate Intrinsic Value
Stock based awards granted			$ 37,000			33,000	54,000	41,000	297,000	0
RSU | Various Employees [Member]
Aggregate Intrinsic Value
Stock based awards granted			$ 335,000			$ 360,000	$ 424,000	$ 360,000	$ 1,470,000	$ 1,610,000